Unit Purchase Options (Details Narrative) - Grown Rogue Unlimited LLC [Member]	12 Months Ended
Oct. 31, 2018 CAD ($) shares
Option pricing model [member]
IfrsStatementLineItems [Line Items]
Purchase of option, granted | shares	2,727,250
Aggregate amount of option	$ 54,545
Option Pricing Model One [Member]
IfrsStatementLineItems [Line Items]
Purchase of option, granted | shares	2,000,000
Aggregate amount of option	$ 40,000
Cash in securities	$ 1,050,000